UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):  [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Investor AB
Address:          Arsenalsgatan 8C, S-103, 23
                  Stockholm, Sweden

Form 13F File Number:      028-03431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mr. Michael Oporto                          Mr. Henry Gooss
Title:            Attorney-in-Fact                            Attorney-in-Fact
Phone:            212.515.9000                                212.515.9000

Signature, Place, and Date of Signing:

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

/s/ Michael Oporto                  NEW YORK, NEW YORK                          MAY 9, 2006
---------------------------         --------------------------                  -----------------
[Signature]                                 [City, State]                       [Date]

/s/ Henry Gooss                     NEW YORK, NEW YORK                          MAY 9, 2006
---------------------------         --------------------------                  -----------------
[Signature]                                 [City, State]                       [Date]

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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                           4
                                                                       ---------
Form 13F Information Table Entry Total:                                      11
                                                                       ---------
Form 13F Information Table Value Total:                                 $82,184
                                                                       ---------
                                                                     (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.    FORM 13F FILE NUMBER            NAME
         ----   --------------------------      --------------------------------
         1.     Not known                       Investor Trading AB

         2.     Not known                       Investor Growth Capital Limited

         3.     Not known                       Investor Group L.P.

         4.     Not known                       Investor Group Asia, L.P.

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
                                                    Investor AB
                                            Form 13F Information Table
                                           Quarter ended March 31, 2006


                                                                             INVESTMENT DISCRETION       VOTING AUTHORITY

                         TITLE OF        FAIR MARKET  SHARES /  SH/
                          CLASS  CUSIP      VALUE    PRN AMOUNT PRN PUT/      SHARED  SHARED OTHER
ISSUER                           NUMBER   (X 1000S)                 CALL SOLE DEFINED OTHER  MANAGERS  SOLE     SHARED    NONE
--------------------------------------------------------------------------------------------------------------------------------
Amkor Technology Inc       COM   031652100  $10,886  1,260,000   SH                            2, 4
                                                                                 X                       X
--------------------------------------------------------------------------------------------------------------------------------
EMC Corp                   COM   268648102   $3,271   240,000    SH                              1
                                                                                 X                       X
--------------------------------------------------------------------------------------------------------------------------------
Evraz Group SA             COM   30050A202   $1,275   50,000     SH                              1
                                                                                 X                       X
--------------------------------------------------------------------------------------------------------------------------------
International Business     COM   459200101   $2,474   30,000     SH                              1
Machines Corp (IBM)                                                              X                       X
--------------------------------------------------------------------------------------------------------------------------------
Investcom, LLC             COM   46130T102   $2,254   145,400    SH                              1
                                                                                 X                       X
--------------------------------------------------------------------------------------------------------------------------------
ISTA Pharmaceuticals In  COM NEW 45031X204  $17,493  2,754,851   SH                            2, 3
                                                                                 X                       X
--------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Group       COM   494368103   $2,774   48,000     SH                              1
                                                                                 X                       X
--------------------------------------------------------------------------------------------------------------------------------
Kyphon, Inc.               COM   501577100  $17,486   470,048    SH                            2, 3
                                                                                 X                       X
--------------------------------------------------------------------------------------------------------------------------------
LifeCell Corporation       COM   531927101   $8,939   396,416    SH                            2, 3
                                                                                 X                       X
--------------------------------------------------------------------------------------------------------------------------------
Oracle Corp                COM   68389X105   $4,792   350,000    SH                              1
                                                                                 X                       X
--------------------------------------------------------------------------------------------------------------------------------
Santarus, Inc.             COM   802817304  $10,540  1,410,952   SH                            2, 3
                                                                                 X                       X
--------------------------------------------------------------------------------------------------------------------------------

Total Fair Market Value                     $82,184
(in thousands)


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